Trade receivables	12 Months Ended
Dec. 31, 2017
Trade and other receivables [abstract]
Disclosure of trade and other receivables [text block]
11	Trade receivables

The trade receivables include the following:

	For the year ended December 31
in 000€	2017	2016	2015
Trade receivables	36,572	27,990	23,348
Amortization receivables	(990)	(511)	(505)
Total	35,582	27,479	22,843

Trade receivables are non-interest bearing and are generally on payment terms of 30 to 90 days.

As at December 31, 2017, trade receivables of an initial value of K€990 (2016: K€511; 2015: K€505) were impaired and fully provided for. Impairment is calculated on an individual basis and is accounted for under the other operating expenses. See below for changes in the impairment of receivables.

in 000€
At January 1, 2015	(290)
Addition	(424)
Usage	39
Reversal	170
At December 31, 2015	(505)
At January 1, 2016	(505)
Addition	(266)
Usage	190
Reversal	70
At December 31, 2016	(511)
At January 1, 2017	(511)
Addition	(620)
Usage	12
Reversal	129
At December 31, 2017	(990)